Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)
1
Principal
Amount
1
Value
BONDS — 97 .5%
ASSET-BACKED SECURITIES — 97 .5%
Apidos CLO XLIV Ltd.
500,000 Series 2023-44A-A1, 7.279% (3-Month Term SOFR + 2.000 basis points), 26/4/2035
2,3,4
$ 501,310
Bain Capital Credit CLO Ltd.
350,000 Series 2019-2A-AR2, 6.416% (3-Month Term SOFR + 1.130 basis points), 17/10/2032
2,3,4
350,108
Cedar Funding XI CLO Ltd.
520,000 Series 2019-11A-A1R, 6.374% (3-Month Term SOFR + 1.312 basis points), 29/5/2032
2,3,4
520,804
CIFC Funding Ltd.
385,000 Series 2018-1A-B, 6.941% (3-Month Term SOFR + 1.662 basis points), 18/4/2031
2,3,4
385,295
Dryden 49 Senior Loan Fund
500,000 Series 2017-49A-BR, 7.141% (3-Month Term SOFR + 1.862 basis points), 18/7/2030
2,3,4
500,901
Dryden 86 CLO Ltd.
1,000,000 Series 2020-86A-A1R, 6.647% (3-Month Term SOFR + 1.362 basis points), 17/7/2034
2,3,4
1,001,311
Elmwood CLO VIII Ltd.
800,000 Series 2021-1A-AR, 6.832% (3-Month Term SOFR + 1.550 basis points), 20/4/2037
2,3,4
804,333
Goldentree Loan Management US CLO 7 Ltd.
560,000 Series 2020-7A-AR, 6.614% (3-Month Term SOFR + 1.332 basis points), 20/4/2034
2,3,4
560,450
LCM 26 Ltd.
560,863 Series 26A-A1, 6.614% (3-Month Term SOFR + 1.332 basis points), 20/1/2031
2,3,4
561,366
Madison Park Funding XVIII Ltd.
244,071 Series 2015-18A-ARR, 6.484% (3-Month Term SOFR + 1.202 basis points), 21/10/2030
2,3,4
244,620
Madison Park Funding XXII Ltd.
520,000 Series 2016-22A-BR, 7.163% (3-Month Term SOFR + 1.862 basis points), 15/1/2033
2,3,4
521,040
Neuberger Berman Loan Advisers CLO 36 Ltd.
500,000 Series 2020-36A-A1R2, 6.582% (3-Month Term SOFR + 1.300 basis points), 20/4/2033
2,3,4
500,673
Neuberger Berman Loan Advisers CLO 39 Ltd.
830,000 Series 2020-39A-A1R, 6.812% (3-Month Term SOFR + 1.530 basis points), 20/4/2038
2,3,4
833,339
Octagon Investment Partners XIV Ltd.
230,768 Series 2012-1A-AARR, 6.513% (3-Month Term SOFR + 1.212 basis points), 15/7/2029
2,3,4
230,927
OHA Credit Funding 11 Ltd.
500,000 Series 2022-11A-B1R, 6.806% (3-Month Term SOFR + 1.600 basis points), 19/7/2037
2,3,4
499,575
OHA Credit Funding 4 Ltd.
500,000 Series 2019-4A-AR, 6.694% (3-Month Term SOFR + 1.412 basis points), 22/10/2036
2,3,4
500,695
Palmer Square CLO Ltd.
645,000 Series 2021-4A-B, 7.213% (3-Month Term SOFR + 1.912 basis points), 15/10/2034
2,3,4
645,731
Rad CLO 7 Ltd.
820,000 Series 2020-7A-A1R, 6.636% (3-Month Term SOFR + 1.350 basis points), 17/4/2036
2,3,4
820,221
Sound Point CLO XX Ltd.
587,763 Series 2018-2A-A, 6.641% (3-Month Term SOFR + 1.362 basis points), 26/7/2031
2,3,4
588,143
Voya CLO Ltd.
200,000 Series 2017-3A-A1R, 6.584% (3-Month Term SOFR + 1.302 basis points), 20/4/2034
2,3,4
200,196
TOTAL ASSET-BACKED SECURITIES
(Cost $10,767,844) 10,771,038
TOTAL BONDS
(Cost $10,767,844) 10,771,038

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
2
Number
of Shares Value
SHORT-TERM INVESTMENTS — 1 .1%
119,181 Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.78%
5
$ 119,181
TOTAL SHORT-TERM INVESTMENTS
(Cost $119,181) 119,181
TOTAL INVESTMENTS — 98.6%
(Cost $10,887,025) 10,890,219
Other Assets in Excess of Liabilities — 1.4% 151,472
TOTAL NET ASSETS — 100.0% $ 11,041,691
1
Local currency.
2
Callable.
3
Floating rate security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is
$10,771,038 which represents 97.55% of total net assets of the Fund.
5
The rate is the annualized seven-day yield at period end.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)
3
Principal
Amount
1
Value
BANK LOANS
—
10.8%
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
100,000 7.965% (1-Month Term SOFR + 3.000 basis points), 19/9/2031
2,3,4
$ 99,553
American Airlines, Inc., First Lien, Seventh Amendment Extended Term Loan
100,000 7.961% (1-Month Term SOFR + 2.750 basis points), 7/2/2028
2,3,4
99,922
Boxer Parent Co., Inc., First Lien, 2031 New Dollar Term Loan
100,000 9.005% (3-Month Term SOFR + 3.750 basis points), 30/7/2031
2,3,4
99,921
Calpine Construction Finance Co. LP, First Lien, Refinancing Term Loan
100,000 6.845% (1-Month Term SOFR + 2.000 basis points), 19/7/2030
2,3,4
99,459
Citadel Securities LP, First Lien, Term Loan
99,749 7.095% (1-Month Term SOFR + 2.250 basis points), 29/7/2030
2,3,4
99,800
Edgewater Generation LLC, First Lien, Refinancing Term Loan
100,000 9.095% (1-Month Term SOFR + 4.250 basis points), 1/8/2030
2,3,4
101,000
First Eagle Holdings, Inc., First Lien, Term Loan, B2
100,000 7.604% (3-Month Term SOFR + 3.000 basis points), 5/3/2029
2,3,4
99,282
HUB International Ltd., First Lien, 2024-1 Incremental Term Loan
99,750 8.255% (3-Month Term SOFR + 3.000 basis points), 20/6/2030
2,3,4
99,717
Hudson River Trading LLC, First Lien, Term Loan
99,742 8.319% (3-Month Term SOFR + 3.000 basis points), 20/3/2028
2,3,4
99,751
Iridium Satellite LLC, First Lien, Term Loan, B
99,749 7.095% (1-Month Term SOFR + 2.250 basis points), 20/9/2030
2,3,4
98,159
Jane Street Group LLC, First Lien, 2021 Term Loan
100,000 7.861% (1-Month Term SOFR + 2.500 basis points), 26/1/2028
2,3,4
100,023
Medline Borrower LP, First Lien, Initial Term Loan
100,000 7.595% (1-Month Term SOFR + 2.750 basis points), 23/10/2028
2,3,4
100,154
OneDigital Borrower LLC, First Lien, Initial Term Loan
99,750 8.095% (1-Month Term SOFR + 3.250 basis points), 13/6/2031
2,3,4
99,085
Organon & Co., First Lien, Dollar Term Loan
100,000 7.465% (1-Month Term SOFR + 2.500 basis points), 19/5/2031
2,3,4
100,000
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan
99,744 8.710% (1-Month Term SOFR + 3.750 basis points), 7/12/2028
2,3,4
99,794
Red Planet Borrower LLC, First Lien, Term Loan, B
99,743 8.445% (1-Month Term SOFR + 3.500 basis points), 2/10/2028
2,3,4
97,312
Renaissance Holdings Corp., First Lien, 2024 Term Loan
99,749 9.095% (1-Month Term SOFR + 4.250 basis points), 8/4/2030
2,3,4
99,823
Thunder Generation Funding LLC, First Lien, Term Loan, B
100,000 7.197% (12-Month Term SOFR + 3.000 basis points), 29/9/2031
2,3,4
100,000
TOTAL BANK LOANS
(Cost $1,796,250) 1,792,755
BONDS — 88.5%
ASSET-BACKED SECURITIES — 75.4%
American Express Credit Account Master Trust
25,000 Series 2021-1-A, 0.900% , 15/11/2026
3
24,876
79,000 Series 2022-2-A, 3.390% , 15/5/2027
3
78,446
75,000 Series 2022-3-A, 3.750% , 15/8/2027
3
74,619

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
4
Principal
Amount
1
Value
BONDS (Continued)
ASSET-BACKED SECURITIES (Continued)
Apidos CLO XLIV Ltd.
500,000 Series 2023-44A-A1, 7.279% (3-Month Term SOFR + 2.000 basis points), 26/4/2035
3,4,5
$ 501,310
Benefit Street Partners CLO XVII Ltd.
500,000 Series 2019-17A-D1R2, (3-Month Term SOFR + 3.150 basis points), 15/10/2037
3,4,5,6
500,000
Benefit Street Partners CLO XXXII Ltd.
500,000 Series 2023-32A-E, 12.635% (3-Month Term SOFR + 7.350 basis points), 25/10/2036
3,4,5
515,260
BMW Vehicle Lease Trust
100,000 Series 2023-2-A3, 5.990% , 25/9/2026
3
100,974
Capital One Prime Auto Receivables Trust
84,716 Series 2022-2-A3, 3.660% , 17/5/2027
3
84,165
Carlyle Global Market Strategies CLO Ltd.
1,000,000 Series 2012-4A-DR3, 8.168% (3-Month Term SOFR + 3.500 basis points), 22/4/2032
3,4,5
1,000,000
Carlyle US CLO Ltd.
250,000 Series 2017-4A-C, 8.363% (3-Month Term SOFR + 3.062 basis points), 15/1/2030
3,4,5
250,781
Chase Auto Owner Trust
75,000 Series 2024-5A-A2, 4.400% , 26/11/2027
3,5
75,032
CIFC Funding Ltd.
500,000 Series 2018-2A-D1R, (3-Month Term SOFR + 3.050 basis points), 20/10/2037
3,4,5,6
501,875
Dell Equipment Finance Trust
100,000 Series 2023-1-A3, 5.650% , 22/9/2028
3,5
100,585
Dryden 45 Senior Loan Fund
452,047 Series 2016-45A-A1RR, 5.923% (3-Month Term SOFR + 1.080 basis points), 15/10/2030
3,4,5
452,047
625,000 Series 2016-45A-DRR, 7.893% (3-Month Term SOFR + 3.050 basis points), 15/10/2030
3,4,5
625,000
Elmwood CLO VIII Ltd.
800,000 Series 2021-1A-AR, 6.832% (3-Month Term SOFR + 1.550 basis points), 20/4/2037
3,4,5
804,332
GM Financial Automobile Leasing Trust
48,000 Series 2024-1-A3, 5.090% , 22/3/2027
3
48,503
125,000 Series 2024-2-A2A, 5.430% , 21/9/2026
3
125,905
100,000 Series 2024-3-A2A, 4.290% , 20/1/2027
3
99,924
GM Financial Consumer Automobile Receivables Trust
100,000 Series 2023-2-A3, 4.470% , 16/2/2028
3
100,166
Harley-Davidson Motorcycle Trust
60,000 Series 2024-A-A3, 5.370% , 15/3/2029
3
61,279
Hyundai Auto Lease Securitization Trust
85,691 Series 2024-A-A2A, 5.150% , 15/6/2026
3,5
85,933
LCM 26 Ltd.
560,863 Series 26A-A1, 6.614% (3-Month Term SOFR + 1.332 basis points), 20/1/2031
3,4,5
561,366
LCM XIV LP
311,846 Series 14A-AR, 6.584% (3-Month Term SOFR + 1.302 basis points), 20/7/2031
3,4,5
312,185
Madison Park Funding XX Ltd.
500,000 Series 2016-20A-ER, 10.825% (3-Month Term SOFR + 5.562 basis points), 27/7/2030
3,4,5
500,043
Mercedes-Benz Auto Lease Trust
150,000 Series 2023-A-A3, 4.740% , 15/1/2027
3
150,232
Neuberger Berman Loan Advisers CLO 36 Ltd.
1,000,000 Series 2020-36A-A1R2, 6.582% (3-Month Term SOFR + 1.300 basis points), 20/4/2033
3,4,5
1,001,345
Neuberger Berman Loan Advisers CLO 39 Ltd.
500,000 Series 2020-39A-A1R, 6.812% (3-Month Term SOFR + 1.530 basis points), 20/4/2038
3,4,5
502,011

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
5
Principal
Amount
1
Value
BONDS (Continued)
ASSET-BACKED SECURITIES (Continued)
OHA Credit Funding 4 Ltd.
500,000 Series 2019-4A-AR, 6.694% (3-Month Term SOFR + 1.412 basis points), 22/10/2036
3,4,5
$ 500,695
OHA Credit Funding 9 Ltd.
1,000,000 Series 2021-9X-D, 8.491% (3-Month Term SOFR + 3.212 basis points), 19/7/2035
3,4
999,999
SFS Auto Receivables Securitization Trust
145,000 Series 2023-1A-A3, 5.470% , 20/10/2028
3,5
147,064
Tesla Auto Lease Trust
100,000 Series 2023-A-A3, 5.890% , 22/6/2026
3,5
100,569
Toyota Lease Owner Trust
100,000 Series 2023-A-A3, 4.930% , 20/4/2026
3,5
100,083
Voya CLO Ltd.
625,000 Series 2019-1A-D1RR, (3-Month Term SOFR + 3.050 basis points), 15/10/2037
3,4,5,6
627,343
TOTAL ASSET-BACKED SECURITIES
(Cost $11,704,372) 11,713,947
CORPORATE —13.1%
CHEMICALS — 0.8%
50,000
Methanex Corp.
5.125%, 15/10/2027
3
49,514
75,000
Sherwin-Williams Co. (The)
2.950%, 15/8/2029
3
70,602
120,116
CONSUMER FINANCE — 0.5%
75,000
Macquarie Airfinance Holdings Ltd.
6.400%, 26/3/2029
3,5
78,114
OIL, GAS & CONSUMABLE FUELS — 1.3%
75,000
Cheniere Energy, Inc.
4.625%, 15/10/2028
3
74,561
75,000
Energy Transfer LP
4.200%, 15/4/2027
3
74,771
50,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 15/1/2028
3,5
48,446
197,778
INSURANCE — 0.6%
50,000
AmWINS Group, Inc.
6.375%, 15/2/2029
3,5
51,251
50,000
Ryan Specialty LLC
5.875%, 1/8/2032
3,5
50,868
102,119
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
75,000
Dell International LLC / EMC Corp.
5.250%, 1/2/2028
3
77,498

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
6
Principal
Amount
1
Value
BONDS (Continued)
CORPORATE (Continued)
HEALTH CARE PROVIDERS & SERVICES — 0.8%
65,000
HCA, Inc.
5.200%, 1/6/2028
3
$ 66,723
75,000
Universal Health Services, Inc.
2.650%, 15/10/2030
3
66,928
133,651
CAPITAL MARKETS — 0.5%
75,000
Intercontinental Exchange, Inc.
4.350%, 15/6/2029
3
75,667
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
75,000
T-Mobile USA, Inc.
2.625%, 15/2/2029
3
69,923
SOFTWARE — 0.7%
50,000
Crowdstrike Holdings, Inc.
3.000%, 15/2/2029
3
46,322
75,000
Oracle Corp.
2.300%, 25/3/2028
3
70,457
116,779
COMMERCIAL SERVICES & SUPPLIES — 0.3%
50,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 31/8/2027
3,5
47,555
CONSTRUCTION & ENGINEERING — 0.3%
50,000
MasTec , Inc.
4.500%, 15/8/2028
3,5
49,141
SPECIALIZED REITS — 0.6%
75,000
American Tower Corp.
1.500%, 31/1/2028
3
68,384
25,000
Iron Mountain, Inc.
4.875%, 15/9/2029
3,5
24,504
92,888
BEVERAGES — 0.5%
75,000
Constellation Brands, Inc.
3.150%, 1/8/2029
3
71,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
50,000
Entegris , Inc.
4.750%, 15/4/2029
3,5
49,318
75,000
Micron Technology, Inc.
4.185%, 15/2/2027
3
74,813
124,131

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
7
Principal
Amount
1
Value
BONDS (Continued)
CORPORATE (Continued)
CONTAINERS & PACKAGING — 0.3%
50,000
Berry Global, Inc.
5.625%, 15/7/2027
3,5
$ 49,990
ENTERTAINMENT — 0.5%
75,000
Netflix, Inc.
4.875%, 15/4/2028
3
76,859
HOTELS, RESTAURANTS & LEISURE — 0.3%
50,000
VOC Escrow Ltd.
5.000%, 15/2/2028
3,5
49,438
BUILDING PRODUCTS — 0.7%
25,000
Advanced Drainage Systems, Inc.
5.000%, 30/9/2027
3,5
24,727
25,000
Smyrna Ready Mix Concrete LLC
6.000%, 1/11/2028
3,5
25,116
50,000
Standard Industries, Inc.
4.750%, 15/1/2028
3,5
49,018
98,861
ELECTRIC UTILITIES — 1.6%
75,000
Duke Energy Corp.
3.400%, 15/6/2029
3
72,070
75,000
NextEra Energy Capital Holdings, Inc.
1.875%, 15/1/2027
3
71,237
50,000
NextEra Energy Operating Partners LP
4.500%, 15/9/2027
3,5
48,891
50,000
Vistra Operations Co. LLC
4.375%, 1/5/2029
3,5
48,434
240,632
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
75,000
Verizon Communications, Inc.
4.125%, 16/3/2027
3
74,903
IT SERVICES — 0.3%
50,000
ASGN, Inc.
4.625%, 15/5/2028
3,5
48,609
FINANCIAL SERVICES — 0.3%
50,000
Block, Inc.
6.500%, 15/5/2032
3,5
52,128
TOTAL CORPORATE
(Cost $2,047,705) 2,047,977

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)
8
Principal
Amount
1
Value
BONDS (Continued)
CORPORATE (Continued)
FINANCIAL SERVICES (Continued)
TOTAL BONDS
(Cost $13,752,077) $ 13,761,924
Number
of Shares
SHORT-TERM INVESTMENTS — 21.4%
3,351,123 Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.78%
7
3,351,123
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,351,123) 3,351,123
TOTAL INVESTMENTS — 120.7%
(Cost $18,899,450) 18,905,802
Liabilities in Excess of Other Assets — (20.7)% (3,236,113)
TOTAL NET ASSETS — 100.0% $ 15,669,689
1
Local currency.
2
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally ( i ) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
3
Callable.
4
Floating rate security.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is
$10,560,407 which represents 67.39% of total net assets of the Fund.
6
Denotes investments purchased on a when-issued or delayed delivery basis.
7
The rate is the annualized seven-day yield at period end.